Fair Value - Information about Significant Unobservable Inputs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 160,171	€ 160,093
Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 97,195	99,350
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Broker quote
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Credit spread
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Constant Prepayment Rate
Level III [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Constant Prepayment Rate
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Discount rate
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Net asset value
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Other
Significant unobservable input	n.a.
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Broker quote
Level III [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Mortality
Level III [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Valuation technique	Discounted cash flow
Significant unobservable input	Own credit spread
Level III [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 5,750	€ 7,582
Level III [member] | Recurring fair value measurement [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)		2.38%
Level III [member] | Recurring fair value measurement [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	9.95%	8.57%
Level III [member] | Recurring fair value measurement [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	7.09%	6.55%
Level III [member] | Recurring fair value measurement [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 3,437	€ 4,902
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,393	1,221
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	191	173
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	166	136
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	25	37
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	603	467
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	82	34
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	493	374
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		29
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 5	6
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Debt securities [member] | Constant Prepayment Rate [Member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	21.43%
Financial assets at fair value	€ 22	24
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	599	581
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Net asset value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	3	12
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	56	52
Level III [member] | Recurring fair value measurement [member] | Available-for-sale financial assets [member] | Other investments [member] | Discounted cash flow [member] | Tax credit investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	541	517
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,348	1,571
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Net asset value [member] | Investment funds [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	2,944	2,095
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Shares [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	1,343	1,329
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	5	3
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Debt securities [member] | Broker quote [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		239
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other investments [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	3,010	2,174
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Longevity swap [member] | Mortality rates [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		22
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Other [member] | Other valuation technique [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value	€ 66	79
Level III [member] | Recurring fair value measurement [member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member] | Derivatives [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Financial assets at fair value		€ 22
Level III [member] | Recurring fair value measurement [member] | Embedded derivatives [member] | Own credit spread [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities [line items]
Range (weighted average)	0.23%	0.25%
Financial assets at fair value	€ 3,437	€ 4,902